Shareholders' equity (Schedule of outstanding options) (Details)					12 Months Ended
	Jun. 02, 2022 shares	Dec. 30, 2021 shares	Jun. 14, 2021 shares	Jun. 01, 2021 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					8,403,000	9,040,000
Granted	1,500,000	100,000	100,000	200,000	2,475,000	2,970,000
Exercised					(2,440,000)	(3,482,000)
Forfeited					242,500	125,000
Ending balance					8,195,500	8,403,000
Number of stock options vested					5,730,500	7,265,500
Exercise price per option | $ / shares					$ 3.96	$ 3.10	$ 1.57
Share options exercisable | $ / shares					$ 3.96
November 3, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					2,400,000	2,420,000
Granted						0
Exercised					(2,400,000)	(20,000)
Forfeited						0
Ending balance					0	2,400,000
Number of stock options vested					0	2,400,000
Exercise price per option | $ / shares					$ 0.58	$ 0.58
July 3, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					300,000	300,000
Granted						0
Exercised						0
Forfeited						0
Ending balance					300,000	300,000
Number of stock options vested					300,000	300,000
Exercise price per option | $ / shares					$ 0.51	$ 0.51
October 29, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					40,000	70,000
Granted						0
Exercised					(40,000)	(30,000)
Forfeited						0
Ending balance					0	40,000
Number of stock options vested					0	40,000
Exercise price per option | $ / shares					$ 0.52	$ 0.52
September 29, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					100,000	200,000
Granted						0
Exercised						(100,000)
Forfeited						0
Ending balance					100,000	100,000
Number of stock options vested					100,000	100,000
Exercise price per option | $ / shares					$ 0.51	$ 0.51
January 2, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					100,000	100,000
Granted						0
Exercised						0
Forfeited						0
Ending balance					100,000	100,000
Number of stock options vested					100,000	100,000
Exercise price per option | $ / shares					$ 0.45	$ 0.45
July 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					2,243,000	2,450,000
Granted						0
Exercised						(82,000)
Forfeited					42,500	125,000
Ending balance					2,200,500	2,243,000
Number of stock options vested					1,775,500	1,775,500
Exercise price per option | $ / shares					$ 4.41	$ 4.41
October 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					250,000	250,000
Granted						0
Exercised						0
Forfeited					200,000	0
Ending balance					50,000	250,000
Number of stock options vested					37,500	125,000
Exercise price per option | $ / shares					$ 4.00	$ 4.00
April 6, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					550,000	0
Granted						550,000
Exercised						0
Forfeited						0
Ending balance					550,000	550,000
Number of stock options vested					410,000	320,000
Exercise price per option | $ / shares					$ 8.47	$ 8.47
June 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					200,000	0
Granted						200,000
Exercised						0
Forfeited						0
Ending balance					200,000	200,000
Number of stock options vested					100,000	50,000
Exercise price per option | $ / shares					$ 6.59	$ 6.59
June 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					100,000	0
Granted						100,000
Exercised						0
Forfeited						0
Ending balance					100,000	100,000
Number of stock options vested					50,000	25,000
Exercise price per option | $ / shares					$ 6.70	$ 6.70
October 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					100,000	0
Granted						100,000
Exercised						0
Forfeited						0
Ending balance					100,000	100,000
Number of stock options vested					30,000	10,000
Exercise price per option | $ / shares					$ 5.04	$ 5.04
December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					1,920,000	0
Granted						1,920,000
Exercised						0
Forfeited						0
Ending balance					1,920,000	1,920,000
Number of stock options vested					1,920,000	1,920,000
Exercise price per option | $ / shares					$ 3.13	$ 3.13
December 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					100,000	0
Granted						100,000
Exercised						0
Forfeited						0
Ending balance					100,000	100,000
Number of stock options vested					30,000	100,000
Exercise price per option | $ / shares					$ 3.61	$ 3.61
January 3, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					0
Granted					450,000
Ending balance					450,000	0
Number of stock options vested					450,000
Exercise price per option | $ / shares					$ 3.36
April 5, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					0
Granted					400,000
Ending balance					400,000	0
Number of stock options vested					40,000
Exercise price per option | $ / shares					$ 2.96
June 2, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					0
Granted					1,500,000
Ending balance					1,500,000	0
Number of stock options vested					375,000
Exercise price per option | $ / shares					$ 3.88
July 13, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance					0
Granted					125,000
Ending balance					125,000	0
Number of stock options vested					12,500
Exercise price per option | $ / shares					$ 2.14